Subsequent Events	6 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

Management has evaluated subsequent events through May 29, 2024, the date the consolidated financial statements were available for issuance.

Closing of IPO

On April 1, 2024, the Company closed its IPO of 2,000,000 ordinary shares, par value $0.0001 per share (the “Shares”). The Company completed the IPO pursuant to its registration statement on Form F-1 (File No. 333-262412, “Form F-1”), originally filed with the U.S. SEC on January 28, 2022 (as amended) (the “Registration Statement”). The Form F-1 was declared effective by the SEC on March 25, 2024. The Shares were priced at $5.00 per share, and the offering was conducted on a firm commitment basis. EF Hutton LLC acted as the book-running manager of the IPO. The Shares were previously approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “UBXG.”

In connection with the IPO, the Company issued a press release on March 27, 2024 announcing the pricing of the IPO and a press release on April 1, 2024 announcing the closing of the IPO, respectively. Copies of each press release are attached as Exhibit 99.1 and Exhibit 99.2 in FORM 6-K.

Loan transaction

On April 12, 2024, the Company entered into an unsecured short-term loan agreement with Suzhou Wuzhong Branch of Bank of Communications Co., Ltd. with principal amount of RMB 3 million (approximately $0.41 million), with an annual interest rate of 3.5%. The maturity date of the loan is April 12, 2025.